Average Annual Total Returns - First Trust Emerging Markets Small Cap AlphaDEX Fund	First Trust Emerging Markets Small Cap AlphaDEX Fund 1 Year	First Trust Emerging Markets Small Cap AlphaDEX Fund 5 Years	First Trust Emerging Markets Small Cap AlphaDEX Fund Since Inception	First Trust Emerging Markets Small Cap AlphaDEX Fund Inception Date	First Trust Emerging Markets Small Cap AlphaDEX Fund After tax on distributions 1 Year	First Trust Emerging Markets Small Cap AlphaDEX Fund After tax on distributions 5 Years	First Trust Emerging Markets Small Cap AlphaDEX Fund After tax on distributions Since Inception	First Trust Emerging Markets Small Cap AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Emerging Markets Small Cap AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Emerging Markets Small Cap AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ AlphaDEX® Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ AlphaDEX® Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ AlphaDEX® Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.73%	12.53%	6.94%	Feb. 15, 2012	7.15%	10.84%	5.52%	4.97%	9.12%	4.79%	10.41%	[1]	14.40%	[1]	[1]	15.13%	[1]	10.21%	[1]	[1]	19.29%	8.19%	4.28%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.